Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 4,151,605	$ 2,278,814	$ 2,381,737
Stock compensation expense	1,656,674	67,070
Transaction expenses	4,450,544
Commitment fee expense	23,301,206
Goodwill impairment expense	21,722,213
Depreciation and amortization	270,144	133,030	97,856
Loan forgiveness income		(46,500)
Interest income	(29,055)	(23,468)	(15,777)
Interest expense		1,375	20,037
Income tax provision	6,083	970	(79,870)
Net Loss from continuing operations	55,627,135	(1,139,072)	(306,153)
Loss from discontinued operations	(17,000)
Net loss	55,644,135	(1,139,072)	(306,153)
Capital expenditures	260,243	298,299	193,000
Affiliate Marketing Services [Member]
Segment Reporting Information [Line Items]
Revenue	210,376
Adjusted EBITDA	(3,748,166)	(1,362,627)	(543,438)
Stock compensation expense	1,186,727	67,070
Transaction expenses	4,450,544
Commitment fee expense	23,301,206
Goodwill impairment expense
Depreciation and amortization	113,217	36,914	1,483
Loan forgiveness income		(46,500)
Interest income	(28,055)	(23,468)	(15,777)
Interest expense		1,375	20,037
Income tax provision	2,348	970	(79,870)
Net Loss from continuing operations	(32,774,153)	(1,398,988)	(469,311)
Loss from discontinued operations
Net loss	(32,774,153)	(1,398,988)	(469,311)
Capital expenditures	228,878	293,952	180,620
Sports Gaming Client Services [Member]
Segment Reporting Information [Line Items]
Revenue	2,424,228	2,278,814	2,381,737
Adjusted EBITDA	(134,313)	356,032	259,531
Stock compensation expense	469,947
Transaction expenses
Commitment fee expense
Goodwill impairment expense
Depreciation and amortization	92,168	96,116	96,373
Loan forgiveness income
Interest income
Interest expense
Income tax provision
Net Loss from continuing operations	(696,428)	259,916	163,158
Loss from discontinued operations
Net loss	(696,428)	259,916	163,158
Capital expenditures	29,365	4,347	12,380
Enterprise T E M [Member]
Segment Reporting Information [Line Items]
Revenue	1,517,001
Adjusted EBITDA	366,847
Stock compensation expense
Transaction expenses
Commitment fee expense
Goodwill impairment expense	21,722,213
Depreciation and amortization	64,759
Loan forgiveness income
Interest income	(1,000)
Interest expense
Income tax provision	3,735
Net Loss from continuing operations	22,156,554
Loss from discontinued operations	(17,000)
Net loss	22,173,554
Capital expenditures	$ 2,000